Consolidated Statements of Stockholders’ Deficit - USD ($) $ in Thousands	Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Balances at Dec. 31, 2022	$ 339,233		$ 20,259	$ (338,688)	$ 7	$ (318,422)
Balances (in Shares) at Dec. 31, 2022	10,530,907	3,087,655
Extinguishment of convertible preferred stock	$ (216,386)		216,386			216,386
Conversion of convertible preferred stock into common stock	$ (28,958)		28,958			28,958
Conversion of convertible preferred stock into common stock (in Shares)	(2,482,334)	248,209
Proceeds allocation to Bridge Warrants			17,635			17,635
Stock-based compensation expense			643			643
Reporting currency translation adjustments					(21)	(21)
Net loss				(57,720)		(57,720)
Balances at Dec. 31, 2023	$ 93,889		283,881	(396,408)	(14)	$ (112,541)
Balances (in Shares) at Dec. 31, 2023	8,048,573	3,335,864				3,335,864
Issuance of common stock upon conversion of convertible preferred stock	$ (93,889)	$ 1	93,888			$ 93,889
Issuance of common stock upon conversion of convertible preferred stock (in Shares)	(8,048,573)	8,048,573
Net exercise of Bridge Warrants
Net exercise of Bridge Warrants (in Shares)		1,336,723
Issuance of Common stock upon conversion of Convertible Notes		$ 1	102,154			102,155
Issuance of Common stock upon conversion of Convertible Notes (in Shares)		10,451,111
Issuance of Common stock through the Merger and PIPE Financing, net of redemption and transaction costs		$ 1	(52,802)			$ (52,801)
Issuance of Common stock through the Merger and PIPE Financing, net of redemption and transaction costs (in Shares)		8,393,279				8,393,279
Conversion of convertible preferred stock warrants to Private Warrants			197			$ 197
Issuance of Common stock to vendor due to contract terminations			7,327			7,327
Issuance of Common stock to vendor due to contract terminations (in Shares)		750,000
Issuance of Common stock to vendor due to services provided
Issuance of Common stock to vendor due to services provided (in Shares)		22,000				25,000
Issuance of Common stock through PIPE Financing			360			$ 360
Issuance of Common stock through PIPE Financing (in Shares)		1,058,826
Issuance of vested Restricted Stock Units		$ 1	(1)
Issuance of vested Restricted Stock Units (in Shares)		887,922
Stock-based compensation expense			18,164			18,164
Reporting currency translation adjustments					33	33
Net loss				(65,393)		(65,393)
Balances at Dec. 31, 2024		$ 4	$ 453,168	$ (461,801)	$ 19	$ (8,610)
Balances (in Shares) at Dec. 31, 2024		34,284,298				34,284,298